Schedule of Other Payables (Details) - ILS (₪) ₪ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Accrued expenses	₪ 11,142	₪ 8,682
Institutions	13,089	16,562
Payroll and related liabilities	6,125	5,665
Short term lease liability	4,262	4,789
Contingent liability	1,558	3,670
Others	7,277	2,441
Other Payables	₪ 43,453	₪ 41,809